CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Major classes of assets and liabilities held for sale
Cloud infrastructure construction in progress	$ 42,074,000		¥ 416,352,000	¥ 289,280,000
Costs capitalized					¥ 977,194,000
Additional investment	48,419,000	¥ 332,906,000	35,841,000
Property, Plant and Equipment, Gross	201,603,000		1,043,356,000	1,386,123,000
Capital Leased Assets, Gross	44,446,000		241,589,000	305,589,000
Building
Major classes of assets and liabilities held for sale
Costs capitalized				1,013,035,000
Property, Plant and Equipment, Gross	47,228,000		58,150,000	324,716,000
Equipment
Major classes of assets and liabilities held for sale
Property, Plant and Equipment, Gross	15,137,000			104,078,000
Other noncurrent assets
Major classes of assets and liabilities held for sale
Property, Plant and Equipment, Gross	13,254,000			91,128,000
Xin Run | Assets/liabilities held-for-sale
Major classes of assets and liabilities held for sale
Property and equipment	$ 80,027,000		¥ 550,606,000
Property, Plant and Equipment, Gross				¥ 39,927,000